Fair Value Measurement	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurement

Note 3. Fair Value Measurement

The following tables summarize the Company’s financial assets and liabilities that are carried at fair value on a recurring basis, by fair value hierarchy, in its consolidated balance sheets:

	December 31, 2016
	(U.S. $ in thousands)
	Level 2	Level 3	Total
Assets:
Foreign exchange forward contracts not
designated as hedging instruments	$1,440	$-	$1,440
Foreign exchange forward contracts
designated as hedging instruments	37	-	37

Liabilities:
Foreign exchange forward contracts not
designated as hedging instruments	(48)	-	(48)
Foreign exchange forward contracts
designated as hedging instruments	(61)	-	(61)
Obligations in connection with acquisitions	-	(2,619)	(2,619)
	$1,368	$(2,619)	$(1,251)

	December 31, 2015
	(U.S. $ in thousands)
	Level 2	Level 3	Total
Assets:
Foreign exchange forward contracts not
designated as hedging instruments	$866	$-	$866
Foreign exchange forward contracts
designated as hedging instruments	23	-	23

Liabilities:
Foreign exchange forward contracts not
designated as hedging instruments	(432)	-	(432)
Foreign exchange forward contracts
designated as hedging instruments	(131)	-	(131)
Obligations in connection with acquisitions	-	(6,991)	(6,991)
	$326	$(6,991)	$(6,665)

The Company’s foreign exchange forward contracts are classified as Level 2, as they are not actively traded and are valued using pricing models that use observable market inputs, including interest rate curves and both forward and spot prices for currencies (Level 2 inputs).

Other financial instruments consist mainly of cash and cash equivalents, current and non-current receivables, net investment in sales-type leases, bank loan, accounts payable and other current liabilities. The fair value of these financial instruments approximates their carrying values.

The following table is a reconciliation of the change for those financial liabilities where fair value measurements are estimated utilizing Level 3 inputs, which consist of obligations in connection with acquisitions:

	2016	2015
	(U.S. $ in thousands)
Fair value as of January 1,	$6,991	$35,656
Settlements	(3,500)	(4,994)
Change in fair value recognized in earnings	(872)	(23,671)
Fair value as of December 31,	$2,619	$6,991

The Company’s settlements during 2016 and 2015 of the obligations in connection with acquisitions are related to the deferred payments for the Solid Concepts transaction. Change in fair value recognized in earnings during 2016 includes an unrealized gain of approximately $0.7 million and a realized gain of $0.1 million due to revaluation of the deferred payments in connection with the Solid Concepts transaction. Change in fair value recognized in earnings during 2015 includes approximately $17.5 million unrealized gain and a realized gain of $6.2 million due to revaluation of the deferred payments in connection with the Solid Concepts transaction. For further information on these obligations refer to note 2.